Prepaid Expense (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense [Abstract]
Schedule of Prepaid Expense	Prepaid expense as of June 30, 2024 and December 31, 2023 are summarized as below:
	June 30,	December 31,
	2024	2023
Advancement to suppliers for inventory	€1,036,166	€788,622
Advancement for PP&E under construction	11,683	11,683
Conferences and international fairs	176,728	230,027
Security deposits and others	17,832	17,822
	€1,242,409	€1,048,154